Auditor's Remuneration	12 Months Ended
Dec. 31, 2020
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Auditor's Remuneration
5.  Auditor’s Remuneration

Continuing operations

With effect from 2020, following a competitive tender process, Deloitte Ireland LLP (Deloitte) was appointed as auditor of the Group, replacing Ernst & Young (EY). In the table below, auditor’s remuneration for services provided during the year ended 31 December 2020 thus relates to Deloitte and for the years ended 31 December 2019 and 31 December 2018 to EY.

In accordance with statutory requirements in Ireland, fees for professional services provided by the Group’s independent auditor in respect of each of the following categories were:

	Statutory auditor (Ireland)			Network firms			Total
	Deloitte	EY	EY	Deloitte	EY	EY	Deloitte	EY	EY
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Audit fees (i) (ii)	6	4	5	12	16	16	18	20	21
Other audit-related assurance fees (iii) (iv)	-	-	-	-	-	1	-	-	1
Tax advisory services (iv)	-	-	-	-	1	-	-	1	-
Total	6	4	5	12	17	17	18	21	22

(i)
Audit of the Group accounts includes the audit of internal control over financial reporting and parent and subsidiary statutory audit fees, but excludes $3 million (2019: $3 million; 2018: $3 million) paid to auditors other than Deloitte (2020) and EY (2019 and 2018).

(ii)	Audit fees in 2019 and 2018, including discontinued operations, amounted to $20 million and $23 million respectively.

(iii)	Other assurance services include attestation and due diligence services that are closely related to the performance of the audit.

(iv)
Other audit-related assurance fees in 2019 and 2018, including discontinued operations, amounted to $nil million and $1 million respectively. Tax advisory services for the same years, including discontinued operations, amounted to $1 million and $nil million respectively.

There were no other fees for services provided by the Group’s independent auditor (2019: $nil million; 2018: $nil million).